Notes to the consolidated statement of cash flows - Major non-cash transactions (Details) ¥ in Thousands, $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 18, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 18, 2019 CNY (¥)
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Additions to right-of-use assets | $			$ 23,531
Deductions to cash consideration paid to senior executives in lieu of full settlement of the advances	¥ 29,241
Predecessor
Notes To The Consolidated Statement Of Cash Flows [Line Items]
Additions to right-of-use assets		¥ 0		¥ 23,531
Additions to lease liabilities		¥ 0		¥ 23,531